THE EFFECT OF RECENTLY ISSUED ACCOUNTING STANDARDS (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
THE EFFECT OF RECENTLY ISSUED ACCOUNTING STANDARDS [Abstract]
THE EFFECT OF RECENTLY ISSUED ACCOUNTING STANDARDS
NOTE 3.	THE EFFECT OF RECENTLY ISSUED ACCOUNTING STANDARDS

In April 2015, the Financial Accounting Standards Board issued Update No. 2015-03, Simplifying the Presentation of Debt Issuance Costs, which requires debt issuance costs related to a recognized debt liability to be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The guidance is effective January 1, 2016 with early adoption permitted.  The Company has elected early adoption as the guidance is a change in financial statement presentation only and will not have a material impact in the consolidated financial results.

There were no other new accounting pronouncements adopted or enacted during the periods presented that had, or are expected to have, a material impact on our financial statements.

NOTE 3.	THE EFFECT OF RECENTLY ISSUED ACCOUNTING STANDARDS

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, “Revenue from Contracts with Customers,” which supersedes the revenue recognition requirements of Accounting Standards Codification (“ASC”) Topic 605, “Revenue Recognition” and most industry-specific guidance on revenue recognition throughout the ASC. The new standard is principles-based and provides a five step model to determine when and how revenue is recognized. The core principle of the new standard is that revenue should be recognized when a company transfers promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. The new standard also requires disclosure of qualitative and quantitative information surrounding the amount, nature, timing and uncertainty of revenues and cash flows arising from contracts with customers. The new standard will be effective for us in the first quarter of the year ending December 31, 2017 and can be applied either retrospectively to all periods presented or as a cumulative-effect adjustment as of the date of adoption. Early adoption is not permitted. We are currently evaluating the impact of adoption of ASU 2014-09 on our consolidated financial statements.

In August 2014, FASB issued ASU No. 2014-15, “Presentation of Financial Statements – Going Concern”.  ASU No 2014-15 provides guidance regarding management’s responsibility to evaluate whether there exists substantial doubt about an organization’s ability to continue as a going concern and to provide related footnote disclosures in certain circumstances.  ASU No. 2014-15 is effective for annual reporting periods beginning after December 15, 2016, and interim periods thereafter.  We do not believe ASU No. 2015-15 will have a material effect on our financial position and results of operations.

There are no other new accounting pronouncements adopted or enacted during the year ended December 31, 2014 that had, or are expected to have, a material impact on our financial statements.